Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life term	Over the lease terms